Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of income before income taxes
Income / (Loss)	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Switzerland	(19,179)	(11,428)	(24,363)
Foreign	(3,838)	(4,989)	(1,424)
Less discontinued operations	-	6,562	15,732
Income/(loss) before income tax	(23,017)	(9,855)	(10,055)

Income tax expense
Income taxes	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Switzerland	(42)	328	(293)
Foreign	13	(479)	(744)
Less discontinued operations	42	205	1,108
Income tax expense	13	53	71

Income taxes at the Swiss statutory rate	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Net income/(loss) from continuing operations before income tax	(23,017)	(9,855)	(10,055)
Statutory tax rate	24%	24%	24%
Expected income tax (expense)/recovery	5,524	2,365	2,433
Income tax (expense)/recovery	(13)	(53)	(71)
Change in valuation allowance	(2,129)	4,228	(4,487)
Permanent Difference	0	(9)	(344)
Change in expiration of tax loss carryforwards	(3,395)	(6,584)	2,397
Income tax (expense) / recovery	(13)	(53)	(71)

Deferred income tax assets/(liabilities)
Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Switzerland	-	134	307
Foreign	6	708	134
Less discontinued operations	-	(834)	(399)
Deferred income tax assets/(liabilities)	6	8	42

Deferred tax assets and liabilities	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Stock-based compensation	-	9	344
Defined benefit accrual	1,100	1,272	1,289
Tax loss carry-forwards	11,264	10,606	14,888
Deferred Income tax liability	-	(1,356)	(1,476)
Deferred tax asset from acquisition	-	477	477
Other temporary adjustments	-	2,426	1,396
Less discontinued Operations	-	(3,196)	(2,418)
Valuation allowance	(12,358)	(10,230)	(14,458)
Deferred tax assets / (liabilities)	6	8	42

Operating loss-carryforward
Operating loss-carryforward as of December 31, 2019

USD'000	USA	Switzerland	Spain	France	UK	India	Total
2020	-	441	-	860	31	-	1,332
2021	-	8,123	206	-	2	-	8,331
2022	-	6,519	1,197	1,121	2	-	8,839
2023	-	6,877	1,227	5,170	-	-	13,274
2024	-	4,041	-	-	-	-	4,041
2025	-	9,789	-	-	-	378	10,167
2026	-	5,376	-	-	-	290	5,666
2027	-	-	-	-	-	443	443
2028	91	-	-	-	-	-	91
2029	9	-	23	-	-	-	32
2030	2	-	23	-	-	-	25
2031	54	-	69	-	-	-	123
2032	89	-	79	-	-	-	168
2033	-	-	181	-	-	-	181
2034	-	-	141	-	-	-	141
2035	247	-	-	-	-	-	247
2036	-	-	-	-	-	-	-
2037	159	-	-	-	-	-	159
2038	-	-	-	-	-	-	-
2039	221	-	-	-	-	-	221
2040	-	-	-	-	-	-	-
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	872	41,166	3,146	7,151	35	1,111	53,481

Tax years subject to examination
Significant jurisdictions	Open years
Switzerland	2015 - 2018
USA	2016 - 2018
France	2017 - 2019
Spain	2016 - 2019
Japan	2019
Taiwan	2018 - 2019
India	2018 - 2019
UK	2018 - 2019